Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using
	December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(dollars in thousands)
Nuclear decommissioning trust funds:
Domestic equity	$234,979	$234,979	$—	$—
International equity trust	$134,911	—	134,911	—
Corporate bonds and debt	$67,986	—	67,900	86
US Treasury securities	$43,917	43,917	—	—
Mortgage backed securities	$58,763	—	58,763	—
Domestic mutual funds	$85,481	85,481	—	—
Municipal bonds	$303	—	303	—
Federal agency securities	$7,256	—	7,256	—
Non-US Gov't bonds & private placements	$2,717	—	2,717	—
International mutual funds	$2,012	—	2,012	—
Other	$2,914	2,914	—	—
Long-term investments:
International equity trust	$43,202	—	43,202	—
Corporate bonds and debt	$14,151	—	14,151	—
US Treasury securities	$17,243	17,243	—	—
Mortgage backed securities	$15,024	—	15,024	—
Domestic mutual funds	$378,387	378,387	—	—
Treasury STRIPS	$220,765	—	220,765	—
Non-US Gov't bonds & private placements	$1,568	—	1,568	—
Other	$392	392	—	—
Short-term investments: Treasury STRIPS	$143,931	—	143,931	—
Natural gas swaps	$13,445	—	13,445	—

	Fair Value Measurements at Reporting Date Using
	December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(dollars in thousands)
Nuclear decommissioning trust funds:
Domestic equity	$204,129	$204,129	$—	$—
International equity trust	$111,266	—	111,266	—
Corporate bonds and debt	$60,806	—	60,788	18
US Treasury securities	$49,775	49,775	—	—
Mortgage backed securities	$41,210	—	41,210	—
Domestic mutual funds	$57,348	57,348	—	—
Federal agency securities	$2,037	—	2,037	—
Non-US Gov't bonds & private placements	$2,890	—	2,890	—
International mutual funds	$653		653
Other	$10,602	10,602	—	—
Long-term investments:
International equity trust	$33,606	—	33,606	—
Corporate bonds and debt	$10,473	—	10,473	—
US Treasury securities	$15,488	15,488	—	—
Mortgage backed securities	$12,113	—	12,113	—
Domestic mutual funds	$302,302	302,302	—	—
Treasury STRIPS	$293,281	—	293,281	—
Non-US Gov't bonds & private placements	$1,976	—	1,976	—
Other	$240	240	—	—
Short-term investments: Treasury STRIPS	$61,702		61,702
Natural gas swaps	$131,804	—	131,804	—

Schedule of estimated fair values of long-term debt, including current maturities
The estimated fair values of our long-term debt, including current maturities at December 31, 2023 and 2022 were as follows:

	2023		2022
	(in thousands)
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt	$12,096,552	$10,638,749	$11,940,359	$10,194,954